Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions with Related Parties
Transactions with Related Parties

Note 20. Transactions with Related Parties

Aggregate loan transactions of the Company with directors, principal officers, their immediate families and affiliated companies in which they are principal owners (commonly referred to as related parties) as of December 31 were as follows:

	2024	2023

Balance, beginning of year	$17,249,528	$15,717,582
New loans to existing Principal Officers/Directors	13,016,113	3,218,327
Retirement of Director	(12)	0
Repayment*	(2,077,879)	(1,686,381)
Balance, end of year	$28,187,750	$17,249,528

*Includes loans sold to the secondary market

Total funds of related parties on deposit with the Company were $16,363,334 and $13,914,079, respectively, at December 31, 2024 and 2023.

The Company utilizes the services of CFSG as an investment advisor for the Company’s 401(k) plan. The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan. CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants. The Company pays monthly management fees to CFSG for its services to the 401(k) plan amounting to $62,036 and $62,436, respectively, for the years ended December 31, 2024 and 2023.